Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Franklin Templeton SMACS: Series C
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series C
Class Name	Franklin Templeton SMACS: Series C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series C for the period June 20, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series C1,[2]	$0	0.00%
[1],[2],[3],[4]
Expenses Paid, Amount	$ 0	[1],[2]
Expense Ratio, Percent	0.00%	[1],[2]
Net Assets	$ 8,141,798
Holdings Count | $ / shares	190	[5]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$8,141,798
Total Number of Portfolio Holdings*	190
Portfolio Turnover Rate	0.00%
[5]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Templeton SMACS: Series CP
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series CP
Class Name	Franklin Templeton SMACS: Series CP
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series CP for the period June 20, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series CP1,[2]	$0	0.00%
[6],[7],[8],[9]
Expenses Paid, Amount	$ 0	[6],[7]
Expense Ratio, Percent	0.00%	[6],[7]
Net Assets	$ 8,151,497
Holdings Count | $ / shares	239	[10]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$8,151,497
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	0.00%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Amounts are for the period June 20, 2025 through June 30, 2025. Expenses for the full reporting period would have been higher.

[2]
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
†	Annualized.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
1	Amounts are for the period June 20, 2025 through June 30, 2025. Expenses for the full reporting period would have been higher.

[7]
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.